Supplemental Disclosure with Respect to Cash Flows (Tables)	12 Months Ended
Dec. 31, 2025
Supplemental Disclosure with Respect to Cash Flows
Schedule of supplemental disclosure with respect to cash flows

In $000s	2025	2024
Additions to mineral property, plant and equipment in accounts payable and accrued liabilities	$54,295	$17,311
Availability fees on Senior Secured Term Loan in accounts payable and accrued liabilities	$1,242	$—
Share issue costs in accounts payable and accrued liabilities	$—	$106
Construction prepayments and deposits reclassified to mineral property, plant and equipment	$8,676	$—
Settlement of accrued directors' fees through issuance of DSUs	$424	$450